DISPOSAL OF REMOTE TANK MONITORING BUSINESS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses	$ 500	$ 5,000	$ 0
Loss on disposal of iTank business (note 5(a))	0	2,064	$ 0
iTank Remote Monitoring Business [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses		6,000
Cash consideration received in business disposal	500	5,000
Cash consideration held in escrow		1,000
Amount in escrow, held with contingency	$ 500	800
Remaining escrow, held to secure purchaser right of indemnification		200
Loss on disposal of iTank business (note 5(a))		2,100
Transaction related costs		200
Goodwill de-recognized in disposal		$ 2,100